Exhibit 99.1

BX Commercial Mortgage Trust 2019-ATL

Commercial Mortgage Pass-Through Certificates, Series 2019-ATL

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

The Williams Capital Group, L.P.

10 October 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	The Williams Capital Group, L.P. 650 Fifth Avenue, 9th Floor New York, New York 10019

Re:	BX Commercial Mortgage Trust 2019-ATL (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-ATL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 October 2019

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity will consist primarily of one componentized promissory note evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by a first lien mortgage on the borrower’s fee simple interest and operating lessee’s leasehold interest in a full service hotel (the “Property”) located in Atlanta, Georgia.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 9 October 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 4

4.	Using the “First Monthly Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Monthly Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during the extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”) and
c.	Use the “Original Mortgage Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Mortgage Loan Amount ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Initial Maturity Date” (the “Mortgage Loan Balloon Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Original Mortgage Loan Amount ($),
b.	Interest Rate Trust Margin,
c.	LIBOR Floor,
d.	LIBOR Cap and
e.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, a LIBOR assumption of 2.0000% provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement Source Document and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Trust Debt Service Payment (Based on assumed LIBOR of 2.0000%),
ii.	Annual Trust Debt Service Payment (Based on assumed LIBOR of 2.0000%),
iii.	Monthly Trust Debt Service Payment (at LIBOR Cap) and
iv.	Annual Trust Debt Service Payment (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Debt Service Payment (Based on assumed LIBOR of 2.0000%)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The sum of:
i.	The “Interest Rate Trust Margin,” as shown on the Final Data File, and
ii.	The greater of:
(a)	The “LIBOR Floor,” as shown on the Final Data File, and
(b)	The LIBOR assumption of 2.0000% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Debt Service Payment (Based on assumed LIBOR of 2.0000%)” of the Mortgage Loan as twelve (12) times the “Monthly Trust Debt Service Payment (Based on assumed LIBOR of 2.0000%).”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Debt Service Payment (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The sum of:
i.	The “Interest Rate Trust Margin,” as shown on the Final Data File, and
ii.	The “LIBOR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Debt Service Payment (at LIBOR Cap)” of the Mortgage Loan as twelve (12) times the “Monthly Trust Debt Service Payment (at LIBOR Cap).”

Attachment A Page 4 of 4

9.	Using the:
a.	Cut-Off Date Mortgage Loan Amount ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Annual Trust Debt Service Payment (Based on assumed LIBOR of 2.0000%),
d.	Annual Trust Debt Service Payment (at LIBOR Cap),
e.	As-Is Appraised Value ($),
f.	UW Net Operating Income ($),
g.	UW Net Cash Flow ($) and
h.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Trust Loan Cut-Off Date LTV,
ii.	Trust Loan Balloon LTV,
iii.	Trust Loan UW NOI Debt Yield,
iv.	Trust Loan UW NCF Debt Yield,
v.	Trust Loan UW NOI DSCR,
vi.	Trust Loan UW NCF DSCR,
vii.	Trust Loan UW NOI DSCR at LIBOR Cap,
viii.	Trust Loan UW NCF DSCR at LIBOR Cap,
ix.	Cut-Off Date Mortgage Loan Amount per Room ($) and
x.	Appraised Value Per Room ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Round each of the recalculated characteristics listed in items v. through x. above to two decimal places.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	24 September 2019

Promissory Note	24 September 2019

Closing Statement	24 September 2019

Cash Management Agreement	24 September 2019

Deposit Account Control Agreement	24 September 2019

Interest Rate Cap Agreement	3 October 2019

Guaranty Agreement	24 September 2019

Non-Consolidation Opinion	24 September 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	18 September 2019

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Report	16 September 2019

Environmental Phase I Report	15 August 2019

Underwriter’s Summary Report	Not Dated

Pro Forma Title Policy	Not Dated

Hotel Services Agreement	12 September 2019

STR Reports	Various

Historical CapEx Schedule	Not Dated

Insurance Review File	19 September 2019

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built (see Note 2)	Engineering Report
Renovated Date	Appraisal Report
Flag	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy
Property Manager	Hotel Services Agreement
Management Base Fee	Hotel Services Agreement
Management Agreement Maturity Date	Hotel Services Agreement

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report
Seismic Zone	Engineering Report

Hotel Operating Information:

Characteristic	Source Document(s)

2014 Available Rooms	Underwriter’s Summary Report
2015 Available Rooms	Underwriter’s Summary Report
2016 Available Rooms	Underwriter’s Summary Report
2017 Available Rooms (see Note 3)	Underwriter’s Summary Report
2018 Available Rooms (see Note 3)	Underwriter’s Summary Report
June 2019 TTM Available Rooms (see Note 3)	Underwriter’s Summary Report
UW Available Rooms	Underwriter’s Summary Report
2014 Occupied Rooms	Underwriter’s Summary Report
2015 Occupied Rooms	Underwriter’s Summary Report
2016 Occupied Rooms	Underwriter’s Summary Report
2017 Occupied Rooms	Underwriter’s Summary Report
2018 Occupied Rooms	Underwriter’s Summary Report
June 2019 TTM Occupied Rooms	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

UW Occupied Rooms	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
2018 Occupancy	Underwriter’s Summary Report
June 2019 TTM Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2014 Average Daily Rate ($)	Underwriter’s Summary Report
2015 Average Daily Rate ($)	Underwriter’s Summary Report
2016 Average Daily Rate ($)	Underwriter’s Summary Report
2017 Average Daily Rate ($)	Underwriter’s Summary Report
2018 Average Daily Rate ($)	Underwriter’s Summary Report
June 2019 TTM Average Daily Rate ($)	Underwriter’s Summary Report
UW Average Daily Rate ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
2018 RevPAR ($)	Underwriter’s Summary Report
June 2019 TTM RevPAR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report
2014 Occupancy Penetration	STR Reports
2015 Occupancy Penetration	STR Reports
2016 Occupancy Penetration	STR Reports
2017 Occupancy Penetration	STR Reports
2018 Occupancy Penetration	STR Reports
June 2019 TTM Occupancy Penetration	STR Reports
2014 ADR Penetration	STR Reports
2015 ADR Penetration	STR Reports
2016 ADR Penetration	STR Reports
2017 ADR Penetration	STR Reports
2018 ADR Penetration	STR Reports
June 2019 TTM ADR Penetration	STR Reports
2014 RevPAR Penetration	STR Reports
2015 RevPAR Penetration	STR Reports
2016 RevPAR Penetration	STR Reports
2017 RevPAR Penetration	STR Reports
2018 RevPAR Penetration	STR Reports
June 2019 TTM RevPAR Penetration	STR Reports
2008 CapEx	Historical CapEx Schedule
2009 CapEx	Historical CapEx Schedule
2010 CapEx	Historical CapEx Schedule
2011 CapEx	Historical CapEx Schedule
2012 CapEx	Historical CapEx Schedule
2013 CapEx	Historical CapEx Schedule

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2014 CapEx	Historical CapEx Schedule
2015 CapEx	Historical CapEx Schedule
2016 CapEx	Historical CapEx Schedule
2017 CapEx	Historical CapEx Schedule
2018 CapEx	Historical CapEx Schedule
Total CapEx 2008-2018	Historical CapEx Schedule

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2014 Rooms Revenue ($)	Underwriter’s Summary Report
2015 Rooms Revenue ($)	Underwriter’s Summary Report
2016 Rooms Revenue ($)	Underwriter’s Summary Report
2017 Rooms Revenue ($)	Underwriter’s Summary Report
2018 Rooms Revenue ($)	Underwriter’s Summary Report
June 2019 TTM Rooms Revenue ($)	Underwriter’s Summary Report
UW Rooms Revenue ($)	Underwriter’s Summary Report
2014 Food & Beverage ($)	Underwriter’s Summary Report
2015 Food & Beverage ($)	Underwriter’s Summary Report
2016 Food & Beverage ($)	Underwriter’s Summary Report
2017 Food & Beverage ($)	Underwriter’s Summary Report
2018 Food & Beverage ($)	Underwriter’s Summary Report
June 2019 TTM Food & Beverage ($)	Underwriter’s Summary Report
UW Food & Beverage ($)	Underwriter’s Summary Report
2014 Other Revenue ($)	Underwriter’s Summary Report
2015 Other Revenue ($)	Underwriter’s Summary Report
2016 Other Revenue ($)	Underwriter’s Summary Report
2017 Other Revenue ($)	Underwriter’s Summary Report
2018 Other Revenue ($)	Underwriter’s Summary Report
June 2019 TTM Other Revenue ($)	Underwriter’s Summary Report
UW Other Revenue ($)	Underwriter’s Summary Report
2014 Parking ($)	Underwriter’s Summary Report
2015 Parking ($)	Underwriter’s Summary Report
2016 Parking ($)	Underwriter’s Summary Report
2017 Parking ($)	Underwriter’s Summary Report
2018 Parking ($)	Underwriter’s Summary Report
June 2019 TTM Parking ($)	Underwriter’s Summary Report
UW Parking ($)	Underwriter’s Summary Report
2014 Miscellaneous Income ($)	Underwriter’s Summary Report
2015 Miscellaneous Income ($)	Underwriter’s Summary Report
2016 Miscellaneous Income ($)	Underwriter’s Summary Report
2017 Miscellaneous Income ($)	Underwriter’s Summary Report
2018 Miscellaneous Income ($)	Underwriter’s Summary Report
June 2019 TTM Miscellaneous Income ($)	Underwriter’s Summary Report
UW Miscellaneous Income ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2014 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
2017 Total Revenue ($)	Underwriter’s Summary Report
2018 Total Revenue ($)	Underwriter’s Summary Report
June 2019 TTM Total Revenue ($)	Underwriter’s Summary Report
UW Total Revenue ($)	Underwriter’s Summary Report
2014 Rooms Expense ($)	Underwriter’s Summary Report
2015 Rooms Expense ($)	Underwriter’s Summary Report
2016 Rooms Expense ($)	Underwriter’s Summary Report
2017 Rooms Expense ($)	Underwriter’s Summary Report
2018 Rooms Expense ($)	Underwriter’s Summary Report
June 2019 TTM Rooms Expense ($)	Underwriter’s Summary Report
UW Rooms Expense ($)	Underwriter’s Summary Report
2014 Food & Beverage Expense ($)	Underwriter’s Summary Report
2015 Food & Beverage Expense ($)	Underwriter’s Summary Report
2016 Food & Beverage Expense ($)	Underwriter’s Summary Report
2017 Food & Beverage Expense ($)	Underwriter’s Summary Report
2018 Food & Beverage Expense ($)	Underwriter’s Summary Report
June 2019 TTM Food & Beverage Expense ($)	Underwriter’s Summary Report
UW Food & Beverage Expense ($)	Underwriter’s Summary Report
2014 Other Expenses ($)	Underwriter’s Summary Report
2015 Other Expenses ($)	Underwriter’s Summary Report
2016 Other Expenses ($)	Underwriter’s Summary Report
2017 Other Expenses ($)	Underwriter’s Summary Report
2018 Other Expenses ($)	Underwriter’s Summary Report
June 2019 TTM Other Expenses ($)	Underwriter’s Summary Report
UW Other Expenses ($)	Underwriter’s Summary Report
2014 Total Departmental Expenses ($)	Underwriter’s Summary Report
2015 Total Departmental Expenses ($)	Underwriter’s Summary Report
2016 Total Departmental Expenses ($)	Underwriter’s Summary Report
2017 Total Departmental Expenses ($)	Underwriter’s Summary Report
2018 Total Departmental Expenses ($)	Underwriter’s Summary Report
June 2019 TTM Total Departmental Expenses ($)	Underwriter’s Summary Report
UW Total Departmental Expenses ($)	Underwriter’s Summary Report
2014 Administrative and General Expenses ($)	Underwriter’s Summary Report
2015 Administrative and General Expenses ($)	Underwriter’s Summary Report
2016 Administrative and General Expenses ($)	Underwriter’s Summary Report
2017 Administrative and General Expenses ($)	Underwriter’s Summary Report
2018 Administrative and General Expenses ($)	Underwriter’s Summary Report
June 2019 TTM Administrative and General Expenses ($)	Underwriter’s Summary Report
UW Administrative and General Expenses ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2014 Information & Telecom Systems Expense ($)	Underwriter’s Summary Report
2015 Information & Telecom Systems Expense ($)	Underwriter’s Summary Report
2016 Information & Telecom Systems Expense ($)	Underwriter’s Summary Report
2017 Information & Telecom Systems Expense ($)	Underwriter’s Summary Report
2018 Information & Telecom Systems Expense ($)	Underwriter’s Summary Report
June 2019 TTM Information & Telecom Systems Expense ($)	Underwriter’s Summary Report
UW Information & Telecom Systems Expense ($)	Underwriter’s Summary Report
2014 Marketing ($)	Underwriter’s Summary Report
2015 Marketing ($)	Underwriter’s Summary Report
2016 Marketing ($)	Underwriter’s Summary Report
2017 Marketing ($)	Underwriter’s Summary Report
2018 Marketing ($)	Underwriter’s Summary Report
June 2019 TTM Marketing ($)	Underwriter’s Summary Report
UW Marketing ($)	Underwriter’s Summary Report
2014 Utilities Expense ($)	Underwriter’s Summary Report
2015 Utilities Expense ($)	Underwriter’s Summary Report
2016 Utilities Expense ($)	Underwriter’s Summary Report
2017 Utilities Expense ($)	Underwriter’s Summary Report
2018 Utilities Expense ($)	Underwriter’s Summary Report
June 2019 TTM Utilities Expense ($)	Underwriter’s Summary Report
UW Utilities Expense ($)	Underwriter’s Summary Report
2014 Maintenance Expenses ($)	Underwriter’s Summary Report
2015 Maintenance Expenses ($)	Underwriter’s Summary Report
2016 Maintenance Expenses ($)	Underwriter’s Summary Report
2017 Maintenance Expenses ($)	Underwriter’s Summary Report
2018 Maintenance Expenses ($)	Underwriter’s Summary Report
June 2019 TTM Maintenance Expenses ($)	Underwriter’s Summary Report
UW Maintenance Expenses ($)	Underwriter’s Summary Report
2014 Total Undistributed Expenses ($)	Underwriter’s Summary Report
2015 Total Undistributed Expenses ($)	Underwriter’s Summary Report
2016 Total Undistributed Expenses ($)	Underwriter’s Summary Report
2017 Total Undistributed Expenses ($)	Underwriter’s Summary Report
2018 Total Undistributed Expenses ($)	Underwriter’s Summary Report
June 2019 TTM Total Undistributed Expenses ($)	Underwriter’s Summary Report
UW Total Undistributed Expenses ($)	Underwriter’s Summary Report
2014 Gross Operating Profit ($)	Underwriter’s Summary Report
2015 Gross Operating Profit ($)	Underwriter’s Summary Report
2016 Gross Operating Profit ($)	Underwriter’s Summary Report
2017 Gross Operating Profit ($)	Underwriter’s Summary Report
2018 Gross Operating Profit ($)	Underwriter’s Summary Report
June 2019 TTM Gross Operating Profit ($)	Underwriter’s Summary Report
UW Gross Operating Profit ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2014 Base Management Fee ($)	Underwriter’s Summary Report
2015 Base Management Fee ($)	Underwriter’s Summary Report
2016 Base Management Fee ($)	Underwriter’s Summary Report
2017 Base Management Fee ($)	Underwriter’s Summary Report
2018 Base Management Fee ($)	Underwriter’s Summary Report
June 2019 TTM Base Management Fee ($)	Underwriter’s Summary Report
UW Base Management Fee ($)	Underwriter’s Summary Report
2014 Income Before Fixed Charges ($)	Underwriter’s Summary Report
2015 Income Before Fixed Charges ($)	Underwriter’s Summary Report
2016 Income Before Fixed Charges ($)	Underwriter’s Summary Report
2017 Income Before Fixed Charges ($)	Underwriter’s Summary Report
2018 Income Before Fixed Charges ($)	Underwriter’s Summary Report
June 2019 TTM Income Before Fixed Charges ($)	Underwriter’s Summary Report
UW Income Before Fixed Charges ($)	Underwriter’s Summary Report
2014 Insurance ($)	Underwriter’s Summary Report
2015 Insurance ($)	Underwriter’s Summary Report
2016 Insurance ($)	Underwriter’s Summary Report
2017 Insurance ($)	Underwriter’s Summary Report
2018 Insurance ($)	Underwriter’s Summary Report
June 2019 TTM Insurance ($)	Underwriter’s Summary Report
UW Insurance ($)	Underwriter’s Summary Report
2014 Real Estate Taxes ($)	Underwriter’s Summary Report
2015 Real Estate Taxes ($)	Underwriter’s Summary Report
2016 Real Estate Taxes ($)	Underwriter’s Summary Report
2017 Real Estate Taxes ($)	Underwriter’s Summary Report
2018 Real Estate Taxes ($)	Underwriter’s Summary Report
June 2019 TTM Real Estate Taxes ($)	Underwriter’s Summary Report
UW Real Estate Taxes ($)	Underwriter’s Summary Report
2014 Lease Expenses ($)	Underwriter’s Summary Report
2015 Lease Expenses ($)	Underwriter’s Summary Report
2016 Lease Expenses ($)	Underwriter’s Summary Report
2017 Lease Expenses ($)	Underwriter’s Summary Report
2018 Lease Expenses ($)	Underwriter’s Summary Report
June 2019 TTM Lease Expenses ($)	Underwriter’s Summary Report
UW Lease Expenses ($)	Underwriter’s Summary Report
2014 Total Fixed & Other Expenses ($)	Underwriter’s Summary Report
2015 Total Fixed & Other Expenses ($)	Underwriter’s Summary Report
2016 Total Fixed & Other Expenses ($)	Underwriter’s Summary Report
2017 Total Fixed & Other Expenses ($)	Underwriter’s Summary Report
2018 Total Fixed & Other Expenses ($)	Underwriter’s Summary Report
June 2019 TTM Total Fixed & Other Expenses ($)	Underwriter’s Summary Report
UW Total Fixed & Other Expenses ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2014 Net Operating Income ($)	Underwriter’s Summary Report
2015 Net Operating Income ($)	Underwriter’s Summary Report
2016 Net Operating Income ($)	Underwriter’s Summary Report
2017 Net Operating Income ($)	Underwriter’s Summary Report
2018 Net Operating Income ($)	Underwriter’s Summary Report
June 2019 TTM Net Operating Income ($)	Underwriter’s Summary Report
UW Net Operating Income ($)	Underwriter’s Summary Report
2014 FF&E ($)	Underwriter’s Summary Report
2015 FF&E ($)	Underwriter’s Summary Report
2016 FF&E ($)	Underwriter’s Summary Report
2017 FF&E ($)	Underwriter’s Summary Report
2018 FF&E ($)	Underwriter’s Summary Report
June 2019 TTM FF&E ($)	Underwriter’s Summary Report
UW FF&E ($)	Underwriter’s Summary Report
2014 Net Cash Flow ($)	Underwriter’s Summary Report
2015 Net Cash Flow ($)	Underwriter’s Summary Report
2016 Net Cash Flow ($)	Underwriter’s Summary Report
2017 Net Cash Flow ($)	Underwriter’s Summary Report
2018 Net Cash Flow ($)	Underwriter’s Summary Report
June 2019 TTM Net Cash Flow ($)	Underwriter’s Summary Report
UW Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Closing Statement
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Closing Statement
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Closing Statement
Initial FF&E Escrow	Closing Statement
Ongoing FF&E Escrow Monthly	Loan Agreement
Initial PIP Escrow	Closing Statement
Ongoing PIP Escrow	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Loan Agreement
Original Mortgage Loan Amount ($)	Loan Agreement
Interest Accrual Period	Loan Agreement
Interest Rate Trust Margin	Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Lookback days	Loan Agreement
LIBOR Floor	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Amort Type	Loan Agreement
Grace Period	Loan Agreement
First Monthly Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Extensions	Loan Agreement
Lockbox Type (see Note 5)	Loan Agreement
Lockbox (see Note 6)	Loan Agreement
Cash Management Type (see Note 7)	Loan Agreement
Cash Management Triggers	Loan Agreement
Prepayment Provision	Loan Agreement
Partial Prepayments Allowed (Y/N)?	Loan Agreement
Partial Release Permitted (Y/N)?	Loan Agreement
Substitution Allowed (Y/N)?	Loan Agreement
Borrower Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Loan Purpose	Appraisal Report
Non-Consolidation Letter	Non-Consolidation Opinion
Terrorism Insurance Required	Loan Agreement
Environmental Insurance Required	Insurance Review File
Future Debt Permitted (Y/N)	Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Year Built” characteristic, the Depositor instructed us to not include the year “1995,” as shown in the applicable Source Document(s).

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the “Available Rooms exc. Disrupted Renovation nights” line item, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the borrower(s) to direct the property management company to deliver all income and proceeds directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the applicable Source Document(s) require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower(s) or (ii) retained as additional collateral for the Mortgage Loan.

7.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management Type” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Percentage of Cut-off Date Mortgage Loan Amount
Administrative Fee Rate (%)
Earthquake Insurance Required
Seismic Report Date
PML (SEL)
(SUL)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.